Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information
17	Segment Information

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group operates in seven principal geographical areas— China, Hong Kong, Philippines, Singapore, Malaysia, Thailand and Saudi Arabia. The Group evaluated and concluded that the operating segments should be aggregated as one reportable segment as of December 31, 2024, considering these segments have similar economic characteristics and are similar in respect of the nature of products and services, the type or class of customers, the methods used to distribute the products or provide the services. The CODM does not rely on, individual geographical business unit profit and loss statements or other measures of operating profits as the CODM does not believe they are useful or appropriate for performance assessment or resource allocation decisions for the services and products within the Company, because most of services and products are very similar in terms of generating revenue.

The CODM does not regularly review total assets for our single reportable segment as total assets are not used to assess performance or allocate resources. The CODM uses gross profit and operating profit to assess the overall performance of one single segment by comparing gross profit and operating profit results to historical results.

The following table presents revenues, cost of revenues, gross profit and operating profit by reportable segment:

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Net revenues	15,048	27,111	50,692
Cost of revenues	(3,194)	(6,322)	(11,164)
Gross profit	11,854	20,789	39,528
Operating expenses:
Sales and marketing expenses(1)	(13,262)	(23,488)	(33,271)
Product development expenses(1)	(2,716)	(2,909)	(3,453)
General and administrative expenses(1)	(7,522)	(7,145)	(9,916)
Share-based compensation expenses	(712)	(910)	(934)
Total operating expenses	(24,212)	(34,452)	(47,574)
Loss from operations	(12,358)	(13,663)	(8,046)
Interest income	27	165	229
Other (expenses)/income, net	(453)	(1,416)	771
Income tax expenses	(60)	(118)	(276)
Net loss from continuing operations	(12,844)	(15,032)	(7,322)
(1)	Total depreciation and amortization expenses of a single segment were US$103, US$99 and US$137, respectively, for the years ended December 31, 2022, 2023 and 2024.

17	Segment Information (Continued)

The following table summarizes primary long-lived assets of the Group by geographical location:

	Right-of-use assets
	As of December 31,
	2023	2024
	US$	US$
Asia-pacific region	723	2,657
Others	—	231
Total	723	2,888

	Property and equipment, net
	As of December 31,
	2023	2024
	US$	US$
Asia-pacific region	128	120
Others	10	243
Total	138	363